Leases (Details Narrative) - Restatement adjustment - ASU 2016-02 [Member]	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Remaining lease term	7 years 1 month 6 days	8 years 2 months 12 days
Discount rate	10.20%	10.00%